Changes In Business And Other Matters (Changes In Liability For Employee Terminations And Other Exit Costs) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects on Future Earnings and Cash Flows Resulting from Exit Plan [Line Items]
Balance at beginning of period	$ 79	$ 68	$ 12
Additional accruals	249	61	114
Payments charged against the accruals	(34)	(50)	(58)
Balance at end of period	$ 294	$ 79	$ 68